Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment
At start of year	£ 99
Charge for the year	(34)	£ (43)	£ (47)
At end of year	82	99
Cost
Disclosure of detailed information about property, plant and equipment
At start of year	507	618
Acquisitions		1
Capital expenditure	20	30
Disposals	(129)	(118)
Exchange translation differences		(24)
At end of year	398	507	618
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(408)	(492)
Charge for the year	(34)	(43)
Disposals	126	108
Exchange translation differences		19
At end of year	(316)	(408)	(492)
Land and buildings
Disclosure of detailed information about property, plant and equipment
At start of year	42
At end of year	36	42
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	134	166
Capital expenditure	1	5
Disposals	(25)	(30)
Exchange translation differences		(7)
At end of year	110	134	166
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(92)	(115)
Charge for the year	(5)	(5)
Disposals	23	23
Exchange translation differences		5
At end of year	(74)	(92)	(115)
Fixtures and equipment
Disclosure of detailed information about property, plant and equipment
At start of year	57
At end of year	46	57
Fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	373	452
Acquisitions		1
Capital expenditure	19	25
Disposals	(104)	(88)
Exchange translation differences		(17)
At end of year	288	373	452
Fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(316)	(377)
Charge for the year	(29)	(38)
Disposals	103	85
Exchange translation differences		14
At end of year	£ (242)	£ (316)	£ (377)